Income Taxes - Income Taxes Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Excess tax deductions related to share-based payments	$ (798)	$ (1,062)	$ (729)
Excess tax deductions related to share-based payments	(1,909)	(877)	(1,640)
Total income tax recognized directly in equity	$ (2,707)	$ (1,939)	$ (2,369)